Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Lease liabilities [abstract]
Detailed Information About In Lease Liabilities Included In Consolidated Balancesheet
Total lease liabilities included in the consolidated balance sheet are as follows:

As at December 31
2019
Balance, January 1, 2019	$136
Additions (terminations)	1
Unwinding of discount on lease liabilities	7
Lease payments	(30)

Balance , Decembe r 31 , 2019	$114

Current portion	$29
Long-term portion	85
Total	$114

Detailed information About In Maturity Lease Payments
The following table sets out a maturity analysis of lease payments, disclosing the undiscounted balance after December 31, 2019:

	2020	2021	2022	2023	2024	Thereafter	Total
Office	$22	$22	$22	$22	$22	$2	$112
Transportation	6	3	3	—	—	—	12
Vehicle	1	1	1	—	—	—	3
Surface	—	—	—	—	—	6	6

Total	$29	$26	$26	$22	$22	$8	$133